FAIR VALUE MEASUREMENTS - Quantitative Information Regarding Level 3 Fair Value Measurements (Details) - Level 3	Dec. 31, 2022 $ / shares year
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	5.55
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	11.50
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants | year	4.6
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.650
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.012
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.000